Other Postretirement Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Pension and postretirement benefits, noncurrent	$ 1,222.9	$ 1,226.2
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Pension and postretirement benefits, noncurrent	$ 158.0	$ 175.0
Medical trend rate - initial	6.50%	6.80%
Medical trend rate - ultimate	4.50%	4.50%
Unrecognized net prior service credits, before tax	$ (24.0)
Unrecognized net prior service credits, net of tax	(15.0)
Unrecognized actuarial losses, before tax	(14.0)
Unrecognized actuarial losses, net of tax	(9.0)
Future amortization of prior service cost (credit)	(3.0)
Future amortization of prior service cost (credit), net of tax	(2.0)
Future amortization of gain (loss)	(0.1)
Future amortization of gain (loss), net of tax	$ 0.1